Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio - VIP Investor Freedom 2030 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 59
3 years	186
5 years	324
10 years	$ 726